SCHEDULE OF SHARE BASED PAYMENT AWARD AND WARRANTS VALUATION ASSUMPTIONS (Details)	May 15, 2023 $ / shares	Jan. 18, 2023 $ / shares	Jul. 06, 2022 $ / shares
Third Closing Notes [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Closing price per share of Common Stock	$ 2.77
Third Closing Notes [Member] | Measurement Input, Exercise Price [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Valuation assumptions	9.94
Third Closing Notes [Member] | Measurement Input, Price Volatility [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Valuation assumptions	1.1433
Third Closing Notes [Member] | Measurement Input, Risk Free Interest Rate [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Valuation assumptions	0.0346
Third Closing Notes [Member] | Measurement Input, Expected Dividend Rate [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Valuation assumptions
Third Closing Notes [Member] | Measurement Input, Expected Term [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Remaining expected term of underlying securities (years)	5 years
Note Holders [Member] | First Closing Notes [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Closing price per share of Common Stock			$ 9.98
Note Holders [Member] | First Closing Notes [Member] | Measurement Input, Exercise Price [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Valuation assumptions			9.94
Note Holders [Member] | First Closing Notes [Member] | Measurement Input, Price Volatility [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Valuation assumptions			0.8844
Note Holders [Member] | First Closing Notes [Member] | Measurement Input, Risk Free Interest Rate [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Valuation assumptions			0.0296
Note Holders [Member] | First Closing Notes [Member] | Measurement Input, Expected Dividend Rate [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Valuation assumptions
Note Holders [Member] | First Closing Notes [Member] | Measurement Input, Expected Term [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Remaining expected term of underlying securities (years)			5 years
Note Holders [Member] | Second Closing Notes [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Closing price per share of Common Stock		$ 5.76
Note Holders [Member] | Second Closing Notes [Member] | Measurement Input, Exercise Price [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Valuation assumptions		9.94
Note Holders [Member] | Second Closing Notes [Member] | Measurement Input, Price Volatility [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Valuation assumptions		1.1131
Note Holders [Member] | Second Closing Notes [Member] | Measurement Input, Risk Free Interest Rate [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Valuation assumptions		0.0343
Note Holders [Member] | Second Closing Notes [Member] | Measurement Input, Expected Dividend Rate [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Valuation assumptions
Note Holders [Member] | Second Closing Notes [Member] | Measurement Input, Expected Term [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Remaining expected term of underlying securities (years)		5 years
Placement Agent [Member] | First Closing Notes [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Closing price per share of Common Stock			$ 9.98
Placement Agent [Member] | First Closing Notes [Member] | Measurement Input, Exercise Price [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Valuation assumptions			10.06
Placement Agent [Member] | First Closing Notes [Member] | Measurement Input, Price Volatility [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Valuation assumptions			0.8844
Placement Agent [Member] | First Closing Notes [Member] | Measurement Input, Risk Free Interest Rate [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Valuation assumptions			0.0296
Placement Agent [Member] | First Closing Notes [Member] | Measurement Input, Expected Dividend Rate [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Valuation assumptions
Placement Agent [Member] | First Closing Notes [Member] | Measurement Input, Expected Term [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Remaining expected term of underlying securities (years)			5 years
Placement Agent [Member] | Second Closing Notes [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Closing price per share of Common Stock		$ 5.76
Placement Agent [Member] | Second Closing Notes [Member] | Measurement Input, Exercise Price [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Valuation assumptions		10.06
Placement Agent [Member] | Second Closing Notes [Member] | Measurement Input, Price Volatility [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Valuation assumptions		1.1131
Placement Agent [Member] | Second Closing Notes [Member] | Measurement Input, Risk Free Interest Rate [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Valuation assumptions		0.0343
Placement Agent [Member] | Second Closing Notes [Member] | Measurement Input, Expected Dividend Rate [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Valuation assumptions
Placement Agent [Member] | Second Closing Notes [Member] | Measurement Input, Expected Term [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Remaining expected term of underlying securities (years)		5 years